Financial risk management and fair value of financial instruments - Foreign currency risk - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management and fair value of financial instruments
Net exposure arising from recognized assets and liabilities	¥ 491,749	¥ 457,548
Cash
Financial risk management and fair value of financial instruments
Net exposure arising from recognized assets and liabilities	1,447,276	1,941,370
Trade receivables
Financial risk management and fair value of financial instruments
Net exposure arising from recognized assets and liabilities	65,733	9,694
Intercompany payables
Financial risk management and fair value of financial instruments
Net exposure arising from recognized assets and liabilities	¥ (1,021,260)	¥ (1,493,516)